OTHER NONCURRENT LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
OTHER NONCURRENT LIABILITIES
Pension liabilities			$ 689		$ 538
Other postretirement benefits			122		124
Environmental accruals	25		29		35
Restructuring and plant closing costs	34		1		2
Asset retirement obligations			26		24		21
Employee benefit accrual			22		23
Legal reserve			22		13
Other			92		93
Other noncurrent liabilities	$ 907	[1]	$ 1,003	[1]	$ 852	[2]

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."